SELECTED STATEMENTS OF OPERATIONS DATA (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Selected Statements Of Operations Data [Line Items]
Bank charges			$ 17	$ 13	$ 23	$ 21
Foreign currency translation adjustments			(6)	11	33	55
Issuance cost related to warrants to investors and service provider			0	533	533	0
Consideration granted to the February 2014 investors from exchange agreement			0	3,124	3,124	0
Change in fair value of warrants	$ (753)	$ (2,606)	(377)	(3,144)	(2,194)	293
Total financial expenses (income), net	$ 718	$ (570)	$ 366	$ (537)	$ (1,519)	$ (369)